Income (Loss) From Continuing Operations Before Income Taxes by Geographic Location (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Geographic Reporting Disclosure [Line Items]
Taiwan Operations	$ (13,158)	$ (33,077)	$ (14,871)
Non-Taiwan operations	8,095	(1,605)	1,946
Income (loss) from continuing operations before income taxes	$ (5,063)	$ (34,682)	$ (12,925)